Note 29 - Related Party Transactions	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of related party [text block]
29	Related party transactions

As of
December 31, 2017:

▪	San Faustin S.A., a Luxembourg société anonyme (“San Faustin”), owned 713,605,187 shares in the Company, representing 60.45% of the Company’s capital and voting rights.

▪	San Faustin owned all of its shares in the Company through its wholly-owned subsidiary Techint Holdings S.à r.l., a Luxembourg société à responsabilité limitée (“Techint”), who is the holder of record of the above-mentioned Tenaris shares.

▪	Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin, a Dutch private foundation (Stichting) (“RP STAK”) held voting shares in San Faustin sufficient in number to control San Faustin.

▪	No person or group of persons controls RP STAK.

Based on the information most recently available to the Company, Tenaris’s directors and senior management as a group owned
0.08%
of the Company’s outstanding shares.

Transactions and balances disclosed as with “non-consolidated parties” are those with companies over which Tenaris exerts significant influence or joint control in accordance with IFRS, but does not
have control. All other transactions and balances with related parties which are not
non-consolidated parties and which are
not
consolidated are disclosed as “Other”. The following transactions were carried out with related parties:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2017	2016	2015
(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	32,362	21,174	24,019
Sales of goods to other related parties	94,624	32,613	87,663
Sales of services to non-consolidated parties	11,637	9,542	10,154
Sales of services to other related parties	3,751	2,948	4,010
	142,374	66,277	125,846
(b) Purchases of goods and services
Purchases of goods to non-consolidated parties	234,361	67,048	260,280
Purchases of goods to other related parties	17,711	20,150	35,153
Purchases of services to non-consolidated parties	12,077	11,528	16,153
Purchases of services to other related parties	50,794	53,530	78,805
	314,943	152,256	390,391

(all amounts in thousands of U.S. dollars)	At December 31,
	2017	2016
(ii) Period-end balances
(a) Arising from sales / purchases of goods / services
Receivables from non-consolidated parties	117,853	117,187
Receivables from other related parties	50,815	13,357
Payables to non-consolidated parties	(49,354)	(21,314)
Payables to other related parties	(14,475)	(12,708)
	104,839	96,522

Directors’ and senior management compensation

During the years ended
December 31, 2017,
2016
and
2015,
the cash compensation of Directors and Senior managers amounted to
$45.8
million,
$38.6
million and
$28.8
million respectively. These amounts include cash benefits paid to certain senior managers in connection with the vesting of pre-existing retirement plans. In addition, Directors and Senior managers received
484,
500
and
540
thousand units for a total amount of
$4.7
million,
$4.8
million and
$5.4
million respectively in connection with the Employee retention and long term incentive program mentioned in Note O
Employee benefits –Other long term benefits
.